7. Bank Owned Life Insurance (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Bank Owned Life Insurance Details Narrative
Bank Owned Life Insurance	$ 14,183	$ 14,132